Supplemental Equity and Comprehensive Income Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount Reclassified from Accumulated Other Comprehensive Income
Selling, general and administrative expenses	$ 6,102	$ 6,170	$ 5,479
Total before tax	481	(2,146)	156
Tax effect	1,840	1,674	1,592
Net of tax	4,719	2,801	4,257
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Net of tax	(358)	(399)	(206)
Defined Benefit Pension and Postretirement Plans Adjustment
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	411	(1,977)	(68)
Defined Benefit Pension and Postretirement Plans Adjustment | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Transition asset	1	2	(1)
Prior service benefit	84	75	85
Net actuarial loss	(700)	(552)	(390)
Total before tax	(615)	(475)	(306)
Tax effect	219	168	109
Net of tax	(396)	(307)	(197)
Debt and Equity Securities, Unrealized Gain (Loss)
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	6	0	5
Debt and Equity Securities, Unrealized Gain (Loss) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Selling, general and administrative expenses	0	(10)	0
Total before tax	0	(10)	0
Tax effect	0	4	0
Net of tax	0	(6)	0
Cash Flow Hedging Instruments, Unrealized Gain (Loss)
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	(69)	84	6
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	59	(134)	(15)
Tax effect	(21)	48	6
Net of tax	38	(86)	(9)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Foreign currency forward/option contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales	41	(87)	(39)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Foreign currency forward contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Interest expense	29	(41)	33
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Commodity price swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales	(10)	(6)	(9)
Cash Flow Hedging Instruments, Unrealized Gain (Loss) | Interest rate swap contracts | Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M
Amount Reclassified from Accumulated Other Comprehensive Income
Interest expense	$ (1)	$ 0	$ 0